INCOME TAXES - Effective income tax rate reconciliation, amount (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
INCOME TAXES
Statutory tax rate (as a percent)	30.62%	30.62%	30.62%
Reconciliations between the amount of reported income taxes and the amount of income taxes computed using the normal statutory tax rate
Amount computed by using normal Japanese statutory tax rate	¥ 100,942	¥ (240,643)	¥ (403,257)
Increase (decrease) in taxes resulting from:
Change in valuation allowance	(9,438)	151,207	48,845
Change in statutory tax rate		(26,923)
Share-based compensation expense	15,321	(1,118)	(7,814)
Earnings of foreign subsidiaries taxed at different rates from the statutory rate in Japan	1,204	(21,041)	(104,407)
Research and development tax credit	(4,072)	(1,953)	(5,748)
Others-net	(2,666)	38,614	14,272
Income tax expense (benefits) as reported	¥ 101,291	¥ (101,857)	¥ (458,109)